RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2021
RECOVERABLE TAXES
RECOVERABLE TAXES

NOTE 13 – RECOVERABLE TAXES

	12/31/2021	12/31/2020
Current assets
IRRF	518,797	729,591
PIS/COFINS recoverable	191,934	38,571
Social Contribution	—	29,365
ICMS Recoverable	30,290	6,540
Others	14,885	29,893
	755,906	833,960
Non-current assets
Income Tax/Social Contribution	180,193	186,791
PIS/COFINS recoverable	183,772	180,903
ICMS recoverable	64,706	39,694
Other	20,587	22,657
	449,258	430,045

Total	1,205,164	1,264,005